Note 15 - Exploration and Evaluation Costs (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of the components of exploration and evaluation costs [text block]
	Quebec	Nunavut	Total
Assaying	$874	$100	$974
Exploration drilling	843	-	843
Camp cost, equipment and field supplies	651	203	854
Geological consulting services	7	51	58
Permitting, environmental and community costs	122	172	294
Expediting and mobilization	-	22	22
Salaries and wages	1,403	70	1,473
Fuel and consumables	182	10	192
Aircraft and travel	456	208	664
Share-based compensation	128	10	138
Total for year ended December 31, 2024	$4,666	$846	$5,512
	Quebec	Nunavut	Total
Assaying	$1,538	$44	$1,582
Exploration drilling	2,250	-	2,250
Camp cost, equipment and field supplies	936	194	1,130
Geological consulting services	7	16	23
Geophysical analysis	165	-	165
Permitting, environmental and community costs	235	158	393
Expediting and mobilization	17	-	17
Salaries and wages	1,987	23	2,010
Fuel and consumables	481	-	481
Aircraft and travel	784	(1)	783
Share-based compensation	465	12	477
Total for year ended December 31, 2023	$8,865	$446	$9,311
	Quebec	Nunavut	British Columbia	Total
Assaying	$1,638	$50	$2	$1,690
Exploration drilling	1,768	-	-	1,768
Camp cost, equipment and field supplies	844	193	10	1,047
Geological consulting services	50	13	-	63
Geophysical analysis	127	-	-	127
Permitting, environmental and community costs	163	164	-	327
Expediting and mobilization	12	-	-	12
Salaries and wages	2,330	45	1	2,376
Fuel and consumables	537	-	-	537
Aircraft and travel	768	21	-	789
Share-based compensation	471	9	1	481
Total for year ended December 31, 2022	$8,708	$495	$14	$9,217